Other disclosures (Details 4) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Other Disclosures
Up to 1 Year	R$ 469,244	R$ 582,294
Between 1 to 5 Years	1,004,390	1,132,409
More than 5 Years	139,324	734,431
Total	R$ 1,612,958	R$ 2,449,134